SHARE-BASED COMPENSATION (Details 4) In Millions, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Ex-Plan USD ($)	Dec. 31, 2014 Ex-Plan Performance based options	Dec. 31, 2013 Ex-Plan Performance based options	Jan. 31, 2009 Ex-Plan Performance based options Mediaselling	Dec. 31, 2014 Ex-Plan Performance based options Mediaselling EUR (€)	Dec. 31, 2014 Ex-Plan Performance based options Mediaselling USD ($)	Dec. 31, 2014 Ex-Plan Performance based options Mediaselling RUB	Nov. 30, 2011 Ex-Plan RSUs SPB	Dec. 31, 2014 Ex-Plan RSUs SPB USD ($)	Dec. 31, 2014 Ex-Plan RSUs SPB RUB
SHARE-BASED COMPENSATION
Number of share based awards outstanding (in shares)													18,282	18,282
Number of shares used to satisfy company's obligation under Share-Based Awards								378,000
Weighted average grant date fair value of outstanding share based awards (in dollars per share)													$ 0.01
Quantity
Outstanding at the beginning of the period (in shares)									19,300	3,700	3,700
Exercised (in shares)									(15,600)
Outstanding at the end of the period (in shares)										3,700	3,700
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars or euros per share)									€ 0.01
Exercised (in dollars or euros per share)									€ 0.01
Outstanding at the end of the period (in dollars or euros per share)									€ 0.01
Quantity
Outstanding unvested ex-plan shares options						0	0
Remaining contractual life of options									4 years 4 months 13 days
Intrinsic value of outstanding options (in dollars or rubles)										$ 0.1	4.0
Unamortized share-based compensation expense related to unvested options					0
Number of awards granted (in shares)												25,000
Average Remaining Contractual Life													6 years 11 months 19 days	6 years 11 months 19 days
Intrinsic value (in dollars or rubles)													0.3	18.0
Number of exercisable awards (in shares)													13,032	13,032
Intrinsic value (in dollars or rubles)													0.2	13.0
Unamortized share-based compensation expense (in dollars or rubles)													0.1	5.0
Period for recognition of unamortized share-based compensation expense													1 year	1 year
Share-based compensation expense recognized (in dollars or rubles)	21.5	1,210.0	754.0	376.0
Tax benefits related to share-based compensation expense recognized (in dollars or rubles)	$ 0.4	20.0	9.0	4.0